Shareholder's Equity Shareholder's Equity (Schedule of Fair Value of Restricted Stock) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Restricted stock and performance share units
Additional information related to restricted stock and performance share awards and restricted stock units
Fair value	$ 156	$ 116	$ 155
Unrecognized compensation cost	154	200	233
Weighted average remaining period to expense, years	1 year 3 months	2 years	2 years
Restricted stock units
Additional information related to restricted stock and performance share awards and restricted stock units
Fair value	218	189	168
Unrecognized compensation cost	$ 570	$ 497	$ 437
Weighted average remaining period to expense, years	1 year 8 months	2 years 1 month	1 year 8 months